SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 08, 2023 USD ($) $ / shares shares	Jun. 22, 2023 $ / shares shares	Mar. 07, 2023 USD ($) shares $ / shares	Jan. 31, 2023 shares	Jan. 25, 2023	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 € / shares	Mar. 07, 2023 AUD ($) shares	Jun. 27, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Par value per share post reverse split. | $ / shares						$ 0.0022
Notes and debentures issued | $										$ 828,240
Number of shares issued			1,000,000	864,000		1,237,751				1,000,000
Share issue related cost | $			$ 186,000			$ 11,460,000
Number of instruments granted in share-based payment arrangement			848,784
Number of share options forfeited in share-based payment arrangement			193,500,379
Description of conversion of debt to equity			shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Proceeds from issue of ordinary shares | $						$ 1,979,000
Number of shares commitment fees						4,196
Par value per share | € / shares									€ 1
Warrant term description	(i) $0.0022 per share in an amount not to exceed 75% of the New Warrant Shares, or (ii) $1.15 per share, in the discretion of the warrant holders. The Company received aggregate gross proceeds, before payment of transaction fees and expenses, of $697 from the exercise of the Warrant Bs by the holders, and the carrying amount of those warrants, was classified to ordinary shares and premium together with the proceeds the Company received from the exercise price
Gross proceeds of warrants | $							$ 182,000	$ 5,892,000
Incremental fair value granted, modified share-based payment arrangements | $	$ 209
Warrant exercise description						Warrant A was valued at $0.067 which is half of the share market price at the end of the period, assuming cashless exercise. Warrants A were considered to be a derivative financial liability. The terms of the Warrant Bs specify that each warrant has a cash exercise price of $0.24. The Warrant Bs were valued at $0.0602 by using the Black-Scholes option-pricing
Expected volatility				81.92%
Risk-free interest rate				3.42%
Net proceeds from offering | $						$ 2,580,000
Capital raise fee | $						$ 660,000
Weighted average remaining contractual life of outstanding share options						5 years
Expected dividend as percentage, share options granted				0.00%
Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate						0.00%
Expected term						5 years	5 years
Expected dividend as percentage, share options granted							0.00%
Bottom of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility						73.01%	62.06%
Risk-free interest rate						3.42%	4.68%
Top of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility						78.35%	85.03%
Risk-free interest rate						3.58%	3.09%
Employees [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted						38,656
Stock option vesting period						4 years
Weighted average fair value at measurement date, share options granted | $						$ 219,000
Expense from share-based payment transactions | $						$ 184,000
Employees [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares						$ 22.71
Employees [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares						$ 88
Bridge loans [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			872,418							872,418
Debt instruments held | $			$ 1,350,000
Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Warrant term description		(i) the thirty day anniversary of the date of the Underwriting Agreement and (ii) the date on which the aggregate composite trading volume of the Company’s ordinary shares as reported by Bloomberg LP beginning on the date of the Underwriting Agreement exceeds 681,818 ordinary shares, a holder of Warrant A warrants may also provide notice and elect a “cashless exercise” pursuant to which the holder would receive an aggregate number of ordinary shares equal to the product of (x) the aggregate number of ordinary shares that would be issuable upon a cash exercise and (y) $0.50. As of the date of the authorization of these financial statements, an aggregate of 690,096 Warrant A warrants were cashless exercised into an aggregate of 345,349 ordinary shares.
Private warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,200,000							2,200,000
Public Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			6,250,000							6,250,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares			$ 0.0204
Expected volatility						70.39%
Risk-free interest rate						4.13%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			160,227							160,227
Par value per share | $ / shares						$ 0.0022
Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		345,349
Ordinary shares [member] | Underwriting agreement [member] | EF hutton llc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		606,061
Par value per share | $ / shares		$ 0.24
Ordinary Shares Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			303,053							303,053
Proceeds from issue of ordinary shares | $			$ 3,110,000
Warrant A [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Warrant cashless exercised		690,096
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrant cash exercise price | $ / shares						0.24
Warrant exercise price | $ / shares						0.0602
Underwriter warrant [member]
IfrsStatementLineItems [Line Items]
Warrants price per share | $ / shares						0.0575
Warrant exercise price | $ / shares						$ 0.264
Expected volatility						70.39%
Risk-free interest rate						4.13%
Warrants issued						666,667
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			24,568,773							24,568,773
Number of other equity instruments exercised or vested in share-based payment arrangement			32,211,716
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			$ 11.5
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			200,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			$ 11.5
Warrant price per share | $ / shares			$ 5
Warrants term			5 years
Expected volatility					73.74%
Risk-free interest rate					3.91%
Warrant A [member] | Underwriting agreement [member] | EF hutton llc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		606,061
Warrants exercise price per share | $ / shares		$ 0.24
Warrant A [member] | Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		606,061
Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	606,060
Warrants exercise price per share | $ / shares	$ 1.15										$ 5.28
Warrants to purchase ordinary shares	909,090
Gross proceeds of warrants | $	$ 697
Warrants to purchase ordinary amount | $	$ 865
Warrant B [member] | Underwriting agreement [member] | EF hutton llc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		606,061
Warrants exercise price per share | $ / shares		$ 0.24
Public offering [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Description of share-based payment arrangement		(a) up to 90,909 additional ordinary shares (15% of the Firm Shares) at a subscription price per share of $0.24 (100% of the public offering price allocated to each Firm Share) (the “Option Shares” and together with the Firm Shares, the “Shares”) or Pre-Funded Warrants to subscribe for up to 90,909 ordinary shares at a price per share of $0.2399 (100% of the public offering price allocated to each Firm Share less $0.0001) and the remaining non pre-funded exercise price of each pre-funded warrant will be $0.0 001 per share, and/or (b) 90,909 warrants in the form of Warrant A to subscribe for an aggregate of 90,909 ordinary shares (15% of the Firm Warrants) at an exercise price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant A), and/or (c) 90,909 warrants in the form of Warrant B to purchase an aggregate of 90,909 ordinary shares (15% of the Firm Warrants) at a purchase price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant B) (the “Option Warrants” and together with the Firm Warrants and Pre-Funded Warrants, if any, the “Warrants”), which may be subscribed for in any combination of Option Shares and/or the Option Warrants
Public offering [member] | Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		90,909
Par value per share | $ / shares		$ 0.24
Public offering [member] | Prefunded warrant [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		90,909
Warrants exercise price per share | $ / shares		$ 0.0
Warrants price per share | $ / shares		$ 0.2399
Public offering [member] | Warrant A [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		90,909
Warrants exercise price per share | $ / shares		$ 0.24
Public offering [member] | Warrant B [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		90,909
Warrants price per share | $ / shares		$ 0.24